Business Segment Information - Summary of the Business Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 48,867	$ 15,114	$ 85,983	$ 27,235	$ 84,029	$ 31,128
Cost of goods sold	910		971		201
Gross Profit	47,957	15,114	85,012	27,235	83,828	31,128
Operating expenses	38,510		64,923		62,995
Corporate costs	7,826		14,684
Income (loss) from operations	1,621	2,856	5,405	3,880	20,833	4,676
Depreciation and amortization expense	985		1,648		1,643
Interest expense	294	60	784	113	288	97
Income tax expense	454	$ 158	606	$ 238	480	177
Intabgibles assets	20,149		20,149		19,543	1,097
Goodwill	32,537		32,537		22,470	1,228
Capital expenditures	968		1,492		2,023
Non-cash acquisition of property	4,860		4,860		2,271
Non-cash acquisition of intangibles and goodwill	11,998		11,998		7,206
Investment in associates					150
Total assets	155,551		155,551		107,582	22,639
Total liabilities	53,199		53,199		42,281	$ 6,936
Operating Segments [Member] | Medical Services [Member]
Segment Reporting Information [Line Items]
Revenues	43,643		77,488		80,614
Gross Profit	43,643		77,488		80,614
Operating expenses	34,727		58,093		54,438
Income (loss) from operations	8,916		19,395		26,176
Depreciation and amortization expense	627		931		1,414
Income tax expense	400		527		480
Intabgibles assets	7,078		7,078		5,945
Goodwill	13,245		13,245		3,178
Capital expenditures	838		1,365		2,023
Non-cash acquisition of property	4,860		4,860		2,271
Non-cash acquisition of intangibles and goodwill	11,998		11,998		7,206
Investment in associates					150
Total assets	87,654		87,654		59,751
Total liabilities	23,168		23,168		16,995
Operating Segments [Member] | Marketing Factoring [Member]
Segment Reporting Information [Line Items]
Revenues	5,224		8,495		3,415
Cost of goods sold	910		971		201
Gross Profit	4,314		7,524		3,214
Operating expenses	3,783		6,830		1,909
Income (loss) from operations	531		694		1,305
Depreciation and amortization expense	329		661		114
Interest expense	1		80		23
Income tax expense	54		79
Intabgibles assets	13,071		13,071		13,598
Goodwill	19,292		19,292		19,292
Capital expenditures	130		127
Total assets	41,639		41,639		43,715
Total liabilities	5,108		5,108		11,192
Operating Segments [Member] | Corporate
Segment Reporting Information [Line Items]
Operating expenses					6,648
Corporate costs	7,826		14,684
Income (loss) from operations	(7,826)		(14,684)		(6,648)
Depreciation and amortization expense	29		56		115
Interest expense	293		704		265
Total assets	26,259		26,259		4,116
Total liabilities	$ 24,923		$ 24,923		$ 14,094